Note 7 - Property and Equipment (Details) - Property and Equipment In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Equipment [Member] USD ($)	Mar. 31, 2014 Equipment [Member] JPY (¥)	Mar. 31, 2013 Equipment [Member] JPY (¥)	Mar. 31, 2014 Office Equipment [Member] USD ($)	Mar. 31, 2014 Office Equipment [Member] JPY (¥)	Mar. 31, 2013 Office Equipment [Member] JPY (¥)	Mar. 31, 2014 Land [Member] USD ($)	Mar. 31, 2014 Land [Member] JPY (¥)	Mar. 31, 2014 Building [Member] USD ($)	Mar. 31, 2014 Building [Member] JPY (¥)	Mar. 31, 2013 Building [Member] JPY (¥)	Mar. 31, 2014 Leasehold Improvements [Member] USD ($)	Mar. 31, 2014 Leasehold Improvements [Member] JPY (¥)	Mar. 31, 2013 Leasehold Improvements [Member] JPY (¥)	Mar. 31, 2014 Software and Software Development Costs [Member] USD ($)	Mar. 31, 2014 Software and Software Development Costs [Member] JPY (¥)	Mar. 31, 2013 Software and Software Development Costs [Member] JPY (¥)	Mar. 31, 2014 Assets Held under Capital Leases [Member] USD ($)	Mar. 31, 2014 Assets Held under Capital Leases [Member] JPY (¥)	Mar. 31, 2013 Assets Held under Capital Leases [Member] JPY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	$ 599,117	¥ 61,697,096	¥ 52,542,149	$ 84,061	¥ 8,656,572	¥ 6,746,069	$ 32,782	¥ 3,375,846	¥ 2,130,160	$ 5,176	¥ 532,997	$ 15,683	¥ 1,615,081	¥ 668,631	$ 35,357	¥ 3,641,072	¥ 2,666,584	$ 203,988	¥ 21,006,728	¥ 18,465,716	$ 222,070	¥ 22,868,800	¥ 21,864,989
Less accumulated depreciation and amortization	(337,207)	(34,725,611)	(29,516,394)
Property and equipment—net	$ 261,910	¥ 26,971,485	¥ 23,025,755